Income tax - Schedule of tax reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax reconciliation
Loss before tax	€ (129,848)	€ (100,125)	€ (71,131)
Expected tax benefit (based on statutory tax rate of 29.13% in 2019 and 2018)	37,818	29,162	20,744
Adjustments in respect of current income tax of previous years	18		42
Adjustments in respect of deferred income tax of previous years	160
Effects from Recognition or Non-Recognition of DTA through Equity	(1,012)
Effects of (Non-) Recognition of tax loss carryforwards recognized in prior years	(1,716)
Effects from differences between Group and local tax rates	8	8	10
Effects resulting from non-recognition of tax loss carryforwards	(30,168)	(22,836)	(22,428)
Effects resulting from non-recognition of DTA/DTL	(179)
First-time-recognition of tax loss carryforwards	(2,946)		430
Non-deductible expenses for tax purposes
- Effects from non-deductible share-based-payments		(5,698)	1,209
- Effects from (additions/ deductions) for local trade taxes	(63)	(191)	(65)
Other non-deductible expenses / including "Zinsschranke"	(1,154)	(78)	(53)
Other effects	(39)	(114)
Effective tax benefit/ (expense)	€ 726	€ 252	€ (110)
Applicable tax rate		29.13%	29.13%